Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase	7,147,000	9,716,800	12,398,500